Acquired Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 700,480	$ 957,095	$ 3,314,616	$ 2,636,145